Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans
(3)	Loans

The portfolio segments and classes of loans are as follows (in thousands):

	At December 31,
	2014	2013
Real estate mortgage loans:
One-to four-family residential	$52,708	59,976
Commercial	22,043	23,900
Multi-family	10,622	3,363
Land and construction	7,075	6,514

Total real estate mortgage loans	92,448	93,753

Commercial loans	16,773	17,358
Consumer loans	1,398	2,277

Total loans	110,619	113,388

Deduct:
Deferred loan fees, net	(124)	(147)
Allowance for loan losses	(1,726)	(1,718)
Undisbursed loan proceeds	(103)	(260)

Loans, net	$108,666	111,263

The Company has divided the loan portfolio into three portfolio segments, each with different risk characteristics and methodologies for assessing risk. All loans are underwritten in accordance with policies set forth and approved by the Company’s Board of Directors. The portfolio segments identified by the Company are as follows:

Real Estate Mortgage Loans. Real estate mortgage loans are typically segmented into four classes: one-to four-family residential, commercial, multi-family and land and construction.

One-to four-family residential real loans are underwritten based on repayment capacity and source, value of the underlying property, credit history and stability.

Commercial loans are secured by the subject property and are underwritten based on loan to value limits, cash flow coverage and general creditworthiness of the obligors.

Multi-family loans follow the same underwriting criteria as commercial real estate loans. These loans are generally considered to have more credit risk than traditional one-to four-family residential loans because these loans tend to involve larger loan balances and their repayment is typically dependent upon the successful operation and management of the underlying real estate.

Land and construction loans are to finance the construction of owner-occupied and lease properties. These loans are categorized as construction loans during the construction period, later converting to commercial or one-to four-family residential loans after the construction is complete and amortization of the loan begins. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Real estate development and construction loan funds are disbursed periodically based on the percentage of construction completed. The Company carefully monitors these loans with on-site inspections and requires the receipt of lien waivers on funds advanced. Development and construction loans are typically secured by the properties under development or construction, and personal guarantees are typically obtained. Further, to assure that reliance is not placed solely on the value of the underlying property, the Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower’s equity in the project, independent appraisals, cost estimates and pre-construction sale information. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for the future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof.

Commercial Loans. Commercial loans are primarily underwritten on the basis of the borrowers’ ability to service such debt from income. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. As a general practice, the Company takes as collateral a security interest in any equipment, or other chattel, although loans may also be made on an unsecured basis. Collateralized working capital loans typically are secured by short-term assets whereas long-term loans are primarily secured by long-term assets.

Consumer Loans. Consumer loans are extended for various purposes, including purchases of automobiles, recreational vehicles, and boats. The Company also offers lines of credit, personal loans, and deposit account collateralized loans. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Loans to consumers are extended after a credit evaluation, including the creditworthiness of the borrower(s), the purpose of the credit, and the secondary source of repayment. Consumer loans are made at fixed and variable interest rates and may be made on terms of up to ten years. Risk is mitigated by the fact that the loans are of smaller individual amounts.

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Mortgage Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Year Ended December 31, 2014:
Beginning balance	$1,417	208	10	83	1,718
Provision (credit) for loan losses	1,333	1,245	5	(83)	2,500
Charge-offs	(1,362)	(1,213)	(16)	—	(2,591)
Recoveries	21	68	10	—	99

Ending balance	$1,409	308	9	—	1,726

Individually evaluated for impairment:
Recorded investment	$4,028	768	—	—	4,796

Balance in allowance for loan losses	$301	9	—	—	310

Collectively evaluated for impairment:
Recorded investment	$88,420	16,005	1,398	—	105,823

Balance in allowance for loan losses	$1,108	299	9	—	1,416

Year Ended December 31, 2013:
Beginning balance	1,520	189	13	554	2,276
Provision (credit) for loan losses	492	(17)	(4)	(471)	—
Charge-offs	(685)	—	(2)	—	(687)
Recoveries	90	36	3	—	129

Ending balance	$1,417	208	10	83	1,718

Individually evaluated for impairment:
Recorded investment	$7,035	703	—	—	7,738

Balance in allowance for loan losses	$354	—	—	—	354

Collectively evaluated for impairment:
Recorded investment	$86,718	16,655	2,277	—	105,650

Balance in allowance for loan losses	$1,063	208	10	83	1,364

The following summarizes the loan credit quality (in thousands):

	Real Estate Mortgage Loans
	One-to Four-Family Residential	Commercial	Multi- Family	Land and Construction	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At December 31, 2014:
Grade:
Pass	$52,392	21,385	10,498	6,864	15,788	1,398	108,325
Special mention	316	413	—	211	94	—	1,034
Substandard	—	245	124	—	891	—	1,260

Total	$52,708	22,043	10,622	7,075	16,773	1,398	110,619

At December 31, 2013:
Grade:
Pass	56,691	20,512	3,193	6,080	15,881	2,277	104,634
Special mention	43	429	—	—	514	—	986
Substandard	3,242	2,959	170	434	963	—	7,768

Total	$59,976	23,900	3,363	6,514	17,358	2,277	113,388

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if they are appropriately classified and whether there is any impairment. All loans are graded upon initial issuance. Further, commercial, multi-family and commercial real estate loans over $25,000 are typically reviewed at least annually to determine the appropriate loan grading. In addition, during the renewal process of any loan, as well as if a loan becomes past due, the Company will determine the appropriate loan grade.

Loans excluded from the review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of a deterioration in the credit worthiness of the borrower; or (c) the borrower contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged-off. The Company uses the following definitions for risk ratings:

Pass – A Pass loan’s primary source of loan repayment is satisfactory, with secondary sources very likely to be realized if necessary.

Special Mention – A Special Mention loan has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects for the asset or the Company’s credit position at some future date. Special Mention loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard – A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – A loan classified Doubtful has all the weaknesses inherent in one classified Substandard with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss – A loan classified Loss is considered uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future.

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$59	—	—	59	52,649	—	52,708
Commercial	—	—	—	—	22,043	—	22,043
Multi-family	—	—	—	—	10,498	124	10,622
Land and construction	—	—	—	—	7,075	—	7,075
Commercial loans	167	—	—	167	15,838	768	16,773
Consumer loans	2	—	—	2	1,396	—	1,398

Total	$228	—	—	228	109,499	892	110,619

At December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	333	15	—	348	57,342	2,286	59,976
Commercial	233	—	—	233	23,220	447	23,900
Multi-family	—	—	—	—	3,193	170	3,363
Land and construction	221	—	—	221	6,079	214	6,514
Commercial loans	181	272	—	453	16,202	703	17,358
Consumer loans	51	2	—	53	2,222	2	2,277

Total	$1,019	289	—	1,308	108,258	3,822	113,388

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$—	—	123	140	12	123	140	12
Commercial	380	966	3,401	3,401	289	3,781	4,367	289
Multi-family	124	265	—	—	—	124	265	—
Commercial loans	664	750	104	107	9	768	857	9

	$1,168	1,981	3,628	3,648	310	4,796	5,629	310

December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	1,506	1,712	317	327	19	1,823	2,039	19
Commercial	446	983	4,418	4,418	335	4,864	5,401	335
Multi-family	170	294	—	—	—	170	294	—
Land and construction	178	288	—	—	—	178	288	—
Commercial loans	703	781	—	—	—	703	781	—

	$3,003	4,058	4,735	4,745	354	7,738	8,803	354

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Year Ended December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$1,552	34	66
Commercial	4,699	301	322
Multi-family	142	—	17
Land and construction	102	—	2
Commercial loans	725	—	33

	$7,220	335	440

Year Ended December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	2,273	68	99
Commercial	4,924	300	326
Multi-family	230	—	9
Land and construction	167	2	4
Commercial loans	721	—	29

	$8,315	370	467

TDR’s entered into during the years ended December 31, 2014 and 2013 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Year Ended December 31, 2014

Commercial loans-
Modified interest rate and amortization	2	$116	116

Year Ended December 31, 2013:
Real estate mortgage loans-
One-to four-family residential loans-
Modified interest rate and amortization	1	144	144
Commercial loans-
Modified interest rate and amortization	1	105	105

Total	2	$249	249

The allowance for loan losses on all loans that have been restructured and are considered TDRs is included in the Company’s specific allowance for loan losses. The specific allowance for loan losses is determined on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. TDR’s that have subsequently defaulted are considered collateral-dependent.

There were no TDRs which were restructured during the years ended December 31, 2014 and 2013 that subsequently defaulted.

Impaired collateral-dependent loans are carried at the lower of carrying value or fair value. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
December 31, 2014:
Real estate mortgage loans:
Commercial	$380	—	—	380	517	—
Multi-family	124	—	—	124	128	—
Commercial loans	94	—	—	94	74	2

Total	$598	—	—	598	719	2

December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	592	—	—	592	198	163
Commercial	446	—	—	446	517	—
Multi-family	170	—	—	170	128	128
Land and construction	151	—	—	151	106	76
Commercial loans	102	—	—	102	72	—

Total	$1,461	—	—	1,461	1,021	367

The Company grants real estate, commercial and consumer loans to customers primarily in the State of Florida with the majority of such loans in Hillsborough and Pasco Counties, Florida. Therefore, the Company’s exposure to credit risk could be significantly affected by changes in the economy and real estate market in Hillsborough and Pasco Counties, Florida.